Other assets - Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Other Assets [Abstract]
Corporate/bank-owned life insurance	$ 4,937		$ 4,857
Accounts receivable	3,692		4,590
Fails to deliver	2,274		2,817
Software	1,652		1,499
Prepaid pension assets	1,357		1,416
Renewable energy investments	1,264		1,368
Income taxes receivable	1,125		1,533
Equity in a joint venture and other investments	1,064		1,083
Qualified affordable housing project investments	999		1,014
Federal Reserve Bank stock	484		477
Prepaid expense	385		395
Fair value of hedging derivatives	289		323
Seed capital	224		288
Other	1,552		1,369
Total other assets	21,298	$ 23,020	23,029
Federal Home Loan Bank stock, at cost	$ 111		$ 82